Segment Information - Summary of Results of Reportable Segments (Detail) - GBP (£) £ in Millions		12 Months Ended
		Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure of operating segments [Line Items]
Revenue		£ 23,723	£ 24,062	£ 19,012
Depreciation and amortisation		(3,514)	(3,510)	(2,631)
Operating profit (loss)		3,381	3,167	3,613
Net finance expense	[1]	(764)	(804)	(712)
Share of post tax profit (loss) of associates and joint ventures		(1)	(9)	6
Profit (loss) before taxation		2,616	2,354	2,907
Before Specific Items [Member]
Disclosure of operating segments [Line Items]
Revenue	[2]	23,746	24,082	18,879
EBITDA		7,505	7,645	6,459
Depreciation and amortisation		(3,514)	(3,510)	(2,631)
Operating profit (loss)	[2]	3,991	4,135	3,828
Net finance expense		(546)	(594)	(483)
Profit (loss) before taxation		3,444	3,532	3,351
Specific Items [Member]
Disclosure of operating segments [Line Items]
Revenue	[3]	(23)	(20)	133
Operating profit (loss)	[3]	(610)	(968)	(215)
Net finance expense	[3]	(218)	(210)	(229)
Profit (loss) before taxation	[3]	(828)	(1,178)	(444)
Segment Revenue [Member]
Disclosure of operating segments [Line Items]
Revenue		27,044	27,456	22,178
Segment Revenue [Member] | Before Specific Items [Member]
Disclosure of operating segments [Line Items]
Revenue		27,076	27,478	22,202
Elimination of Intersegment Amounts [Member]
Disclosure of operating segments [Line Items]
Revenue		3,330	3,396	3,323
Elimination of Intersegment Amounts [Member] | Before Specific Items [Member]
Disclosure of operating segments [Line Items]
Revenue		(3,330)	(3,396)	(3,323)
BT Consumer [Member] | Before Specific Items [Member]
Disclosure of operating segments [Line Items]
Revenue		5,000	4,871	4,543
EBITDA		1,023	1,012	1,055
Depreciation and amortisation		(216)	(209)	(207)
Operating profit (loss)		807	803	848
BT Consumer [Member] | Segment Revenue [Member] | Before Specific Items [Member]
Disclosure of operating segments [Line Items]
Revenue		5,066	4,934	4,608
BT Consumer [Member] | Elimination of Intersegment Amounts [Member] | Before Specific Items [Member]
Disclosure of operating segments [Line Items]
Revenue		(66)	(63)	(65)
EE [Member] | Before Specific Items [Member]
Disclosure of operating segments [Line Items]
Revenue		5,257	5,053	834
EBITDA		1,353	1,156	173
Depreciation and amortisation		(776)	(780)	(146)
Operating profit (loss)		577	376	27
EE [Member] | Segment Revenue [Member] | Before Specific Items [Member]
Disclosure of operating segments [Line Items]
Revenue		5,294	5,090	841
EE [Member] | Elimination of Intersegment Amounts [Member] | Before Specific Items [Member]
Disclosure of operating segments [Line Items]
Revenue		(37)	(37)	(7)
Business and Public Sector [Member] | Before Specific Items [Member]
Disclosure of operating segments [Line Items]
Revenue		4,448	4,636	4,195
EBITDA		1,418	1,528	1,414
Depreciation and amortisation		(365)	(352)	(284)
Operating profit (loss)		1,053	1,176	1,130
Business and Public Sector [Member] | Segment Revenue [Member] | Before Specific Items [Member]
Disclosure of operating segments [Line Items]
Revenue		4,563	4,758	4,294
Business and Public Sector [Member] | Elimination of Intersegment Amounts [Member] | Before Specific Items [Member]
Disclosure of operating segments [Line Items]
Revenue		(115)	(122)	(99)
Global Services [Member]
Disclosure of operating segments [Line Items]
Depreciation and amortisation		(424)	(439)	(422)
Global Services [Member] | Before Specific Items [Member]
Disclosure of operating segments [Line Items]
Revenue	[2]	5,013	5,479	5,074
EBITDA		434	495	479
Depreciation and amortisation		(424)	(439)	(422)
Operating profit (loss)	[2]	10	56	57
Global Services [Member] | Segment Revenue [Member]
Disclosure of operating segments [Line Items]
Revenue		5,013	5,479	5,074
Global Services [Member] | Segment Revenue [Member] | Before Specific Items [Member]
Disclosure of operating segments [Line Items]
Revenue		5,013	5,479	5,074
Wholesale and Ventures [Member] | Before Specific Items [Member]
Disclosure of operating segments [Line Items]
Revenue		1,875	1,971	2,180
EBITDA		754	834	755
Depreciation and amortisation		(311)	(306)	(253)
Operating profit (loss)		443	528	502
Wholesale and Ventures [Member] | Segment Revenue [Member] | Before Specific Items [Member]
Disclosure of operating segments [Line Items]
Revenue		2,009	2,109	2,274
Wholesale and Ventures [Member] | Elimination of Intersegment Amounts [Member] | Before Specific Items [Member]
Disclosure of operating segments [Line Items]
Revenue		(134)	(138)	(94)
Openreach [Member]
Disclosure of operating segments [Line Items]
Depreciation and amortisation		(1,360)	(1,369)	(1,301)
Openreach [Member] | Before Specific Items [Member]
Disclosure of operating segments [Line Items]
Revenue	[2]	2,145	2,062	2,042
EBITDA		2,520	2,633	2,659
Depreciation and amortisation		(1,360)	(1,369)	(1,301)
Operating profit (loss)	[2]	1,160	1,264	1,358
Openreach [Member] | Segment Revenue [Member]
Disclosure of operating segments [Line Items]
Revenue		5,123	5,098	5,100
Openreach [Member] | Segment Revenue [Member] | Before Specific Items [Member]
Disclosure of operating segments [Line Items]
Revenue		5,123	5,098	5,100
Openreach [Member] | Elimination of Intersegment Amounts [Member] | Before Specific Items [Member]
Disclosure of operating segments [Line Items]
Revenue		(2,978)	(3,036)	(3,058)
Other [Member]
Disclosure of operating segments [Line Items]
Depreciation and amortisation		(62)	(55)	(18)
Other [Member] | Before Specific Items [Member]
Disclosure of operating segments [Line Items]
Revenue	[2]	8	10	11
EBITDA		3	(13)	(76)
Depreciation and amortisation		(62)	(55)	(18)
Operating profit (loss)	[2]	(59)	(68)	(94)
Other [Member] | Segment Revenue [Member]
Disclosure of operating segments [Line Items]
Revenue		8	10	11
Other [Member] | Segment Revenue [Member] | Before Specific Items [Member]
Disclosure of operating segments [Line Items]
Revenue		£ 8	£ 10	£ 11

[1]	Net finance expense includes specific item expense of £218m (2016/17: £210m, 2015/16: £229m).
[2]	Before specific items.
[3]	For a definition of specific items, see page 289. An analysis of specific items is provided in note 8.